Accumulated Other Comprehensive Loss Attributable to Pepsico Reclassification of Accumulated Other Comprehensive Loss to the Condensed Consolidated Statement of Income (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Other Comprehensive (Income) Loss, Defined Benefit Plan, Prior Service Cost (Credit), Reclassification Adjustment from AOCI, before Tax	$ (31)	$ (33)	$ (37)
Amortization and settlement of (losses)/gains	73	56	164
Other Comprehensive Income (Loss), Defined Benefit Plan, Settlement and Curtailment Gain (Loss), before Tax	243	14	313
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, before Tax	285	37	440
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, Tax	(62)	(7)	(80)
Remeasurement of net liabilities and translation	223	30	360
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	158	146	(129)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Tax	(37)	(39)	23
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	121	107	(106)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	344	245	254
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, before Tax	0	108	0
Foreign Exchange Forward Contracts | Revenue Benchmark [Member] | Cash Flow Hedges
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	(1)	(3)	(11)
Foreign Exchange Forward Contracts | Cost of sales | Cash Flow Hedges
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	(5)	64	(10)
Interest Rate Contracts | Cash Flow Hedges | Tropicana JV
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	(7)	(9)	0
Commodity Contracts | Cost of sales | Cash Flow Hedges
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	122	126	(252)
Commodity Contracts | Selling, general and administrative expenses | Cash Flow Hedges
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	1	(1)	(15)
Cross Currency Interest Rate Contract [Member] | Cash Flow Hedges
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	$ 48	$ (31)	$ 159